Reconciliation to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP 001 ADNT
EBP, Form 5500 Caption, Net Assets [Abstract]
Per financial statements	$ 1,054,498,258	$ 953,576,937
Less: Synthetic GIC valuation difference	(1,007,046)	(2,771,560)
Per Form 5500	1,053,491,212	950,805,377
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
Per financial statements	100,921,321
Add: Synthetic GIC valuation difference	1,764,514
Per Form 5500	102,685,835
EBP 001 AVZR
EBP, Form 5500 Caption, Net Assets [Abstract]
Per financial statements	38,436,267	33,533,243
Less: Synthetic GIC valuation difference	(36,707)	(69,356)
Per Form 5500	38,399,560	33,463,887
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
Per financial statements	4,903,024
Add: Synthetic GIC valuation difference	32,649
Per Form 5500	4,935,673
EBP 002
EBP, Form 5500 Caption, Net Assets [Abstract]
Per financial statements	95,806,178	83,649,109
Less: Synthetic GIC valuation difference	(91,495)	(144,310)
Per Form 5500	95,714,683	83,504,799
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
Per financial statements	12,157,069
Add: Synthetic GIC valuation difference	52,815
Per Form 5500	12,209,884
EBP 003
EBP, Form 5500 Caption, Net Assets [Abstract]
Per financial statements	32,520,158	29,802,109
Less: Synthetic GIC valuation difference	(31,057)	(83,978)
Per Form 5500	32,489,101	$ 29,718,131
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
Per financial statements	2,718,049
Add: Synthetic GIC valuation difference	52,921
Per Form 5500	$ 2,770,970